Right of Use Assets - Schedule Of Right Of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of right of use assets [Abstract]
Opening Balance	$ 377,035	$ 204,939
Addition in the year	910,055	306,086
Translation adjustment	(4,328)	10,677
Amortization in the year	(204,917)	(144,667)
Closing Balance	1,077,845	377,035
Office Lease	1,004,750	273,644
Car Leases	73,095	103,391
Total Right of Use Assets	$ 1,077,845	$ 377,035